Schedule of Long-Term Obligations (Parenthetical) (Details)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes Payable
Debt Instrument
Weighted average interest rates	1.80%	1.70%	2.00%
Other Long Term Debt
Debt Instrument
Weighted average interest rates	3.50%	3.30%	3.20%